Supplement to the
Fidelity Advisor Freedom® 2015 Fund
Class A, Class T, Class B and Class C
May 28, 2016
As Revised November 4, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFF15-SUM-17-01 1.9859626.101	March 1, 2017